Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 5,943,651	Taxes	UNITED STATES	CALIFORNIA	State of California	Mesquite, Castle Mountain	Gold	Mining	Open Pit
#: 2
	1,097	Royalties	UNITED STATES	CALIFORNIA	State of California	Mesquite	Gold	Mining	Open Pit
#: 3
	764,739	Fees	UNITED STATES	CALIFORNIA	State of California	Mesquite, Castle Mountain	Gold	Mining	Open Pit
#: 4
	737,240	Taxes	UNITED STATES	CALIFORNIA	California Imperial Country	Mesquite	Gold	Mining	Open Pit
#: 5
	2,688,330	Fees	UNITED STATES	CALIFORNIA	California Imperial Country	Mesquite	Gold	Mining	Open Pit
#: 6
	1,290,368	Taxes	UNITED STATES	CALIFORNIA	San Bernandino County	Castle Mountain	Gold	Mining	Open Pit
#: 7
	1,378	Fees	UNITED STATES	CALIFORNIA	San Bernandino County	Castle Mountain	Gold	Mining	Open Pit
#: 8
	5,100,000	Taxes	UNITED STATES	CALIFORNIA	Government of the United States	Mesquite, Castle Mountain	Gold	Mining	Open Pit
#: 9
	5,678,387	Taxes	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 10
	1,777,763	Royalties	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 11
	946,026	Fees	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 12
	341,394	Fees	MEXICO	GUERRERO	Municipal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 13
	3,627,200	Taxes	BRAZIL		Government of Brazil	Fazenda, Santa Luz, Aurizona	Gold	Mining	Open Pit
#: 14
	8,408,379	Royalties	BRAZIL		Government of Brazil	Fazenda, Santa Luz, Aurizona, RDM	Gold	Mining	Open Pit
#: 15
	333,337	Fees	BRAZIL		Government of Brazil	Fazenda, Santa Luz, Aurizona, RDM	Gold	Mining	Open Pit
#: 16
	77,076	Fees	BRAZIL	MINAS GERAIS	State Government of Minas Gerais	RDM	Gold	Mining	Open Pit
#: 17
	65,239	Fees	BRAZIL	MARANHÃO	Municipality of Godofredo Viana	Aurizona	Gold	Mining	Open Pit
#: 18
	1,929	Fees	BRAZIL	MINAS GERAIS	Municipality of Porteirinha	Aurizona	Gold	Mining	Open Pit
#: 19
	13,954	Taxes	CANADA	ONTARIO	Province of Ontario	Greenstone	Gold	Mining	Open Pit
#: 20
	469,376	Fees	CANADA	ONTARIO	Province of Ontario	Greenstone	Gold	Mining	Open Pit
#: 21
	1,146,677	Fees	CANADA	ONTARIO	Long Lake 58 First Nation	Greenstone	Gold	Mining	Open Pit
#: 22
	1,643,513	Taxes	CANADA	ONTARIO	Municipality of Greenstone	Greenstone	Gold	Mining	Open Pit
#: 23
	450,206	Fees	CANADA	ONTARIO	Municipality of Greenstone	Greenstone	Gold	Mining	Open Pit
#: 24
	661,737	Fees	CANADA	ONTARIO	Ginoogaming First Nation	Greenstone	Gold	Mining	Open Pit
#: 25
	620,361	Fees	CANADA	ONTARIO	Aroland First Nation	Greenstone	Gold	Mining	Open Pit
#: 26
	674,430	Fees	CANADA	ONTARIO	Animbiigoo Zaagiigan Anishinaabel	Greenstone	Gold	Mining	Open Pit
#: 27
	303,296	Fees	CANADA	ONTARIO	Minodahmun Development LP	Greenstone	Gold	Mining	Open Pit
#: 28
	312,072	Infrastructure	BRAZIL		Government of Brazil	Aurizona, Fazenda	Gold	Mining	Open Pit
#: 29
	$ 163,792	Infrastructure	BRAZIL	MINAS GERAIS	Municipality of Porteirinha	Aurizona, Fazenda	Gold	Mining	Open Pit